Derivatives and Hedge Accounting - Notional amounts and fair values of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross Derivative Assets
Notional Amount	$ 109,145	$ 142,384
Fair Value	3,252	7,267
Counterparty netting	(2,547)	(5,785)
Cash Collateral	(406)	(798)
Total derivative assets	299	684
Gross Derivative Liabilities
Notional Amount	43,388	71,538
Fair Value	3,335	6,013
Counterparty netting	(2,547)	(5,785)
Cash Collateral	(691)	(37)
Total derivative liabilities on consolidated balance sheet	97	191
Bifurcated embedded derivatives assets, fair value	0
Bifurcated embedded derivative liabilities, fair value	$ 6,700	$ 13,600
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivatives designated as hedging instruments | Interest rate contracts
Gross Derivative Assets
Notional Amount	$ 155	$ 352
Fair Value	202	274
Gross Derivative Liabilities
Notional Amount	1,798	980
Fair Value	77	14
Derivatives designated as hedging instruments | Foreign exchange contracts
Gross Derivative Assets
Notional Amount	3,535	4,058
Fair Value	575	262
Gross Derivative Liabilities
Notional Amount	3,354	2,861
Fair Value	176	55
Derivatives not designated as hedging instruments | Interest rate contracts
Gross Derivative Assets
Notional Amount	27,656	28,056
Fair Value	1,371	1,637
Gross Derivative Liabilities
Notional Amount	21,553	23,219
Fair Value	2,599	1,562
Derivatives not designated as hedging instruments | Foreign exchange contracts
Gross Derivative Assets
Notional Amount	4,630	4,047
Fair Value	672	410
Gross Derivative Liabilities
Notional Amount	6,673	5,413
Fair Value	456	311
Derivatives not designated as hedging instruments | Equity contracts
Gross Derivative Assets
Notional Amount	26,041	60,192
Fair Value	417	4,670
Gross Derivative Liabilities
Notional Amount	9,962	38,932
Fair Value	27	4,071
Derivatives not designated as hedging instruments | Credit contracts
Gross Derivative Assets
Notional Amount	0	1,840
Fair Value	0	1
Gross Derivative Liabilities
Notional Amount	0	0
Fair Value	0	0
Derivatives not designated as hedging instruments | Other contracts
Gross Derivative Assets
Notional Amount	47,128	43,839
Fair Value	15	13
Gross Derivative Liabilities
Notional Amount	48	133
Fair Value	$ 0	$ 0